Stock Award Plans - Other Stock Option Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost for stock options	$ 324	$ 473	$ 848
Weighted average grant date fair value	$ 2.95	$ 3.24	$ 3.53
Total intrinsic value of options exercised	1,136	781	125
Grant date fair value of options exercised	1,962	791	54
Cash received from options exercises	10,142	4,261	357
Tax benefit realized for option exercises	$ 159	$ 53	$ 0